Nature of the business, Concessional assets owned (Details) - USD ($) $ in Thousands				12 Months Ended
		Jan. 07, 2016	Sep. 30, 2013	Dec. 31, 2017	Dec. 31, 2016
ACT [Member]
Nature of the business [Abstract]
Type				Efficient natural gas
Ownership				100.00%
Location				Mexico
Currency	[1]			USD
Capacity (gross)				300 MW
Counterparty credit ratings	[2]			BBB+/A3/BBB+
COD	[3]			2Q 2013
Contract years left	[4]			15 years
ATN [Member]
Nature of the business [Abstract]
Type				Transmission line
Ownership				100.00%
Location				Peru
Currency	[1]			USD
Capacity (gross)				362 miles
Counterparty credit ratings	[2]			BBB+/A3/BBB+
COD	[3]			1Q 2011
Contract years left	[4]			23 years
ATS [Member]
Nature of the business [Abstract]
Type				Transmission line
Ownership				100.00%
Location				Peru
Currency	[1]			USD
Capacity (gross)				569 miles
Counterparty credit ratings	[2]			BBB+/A3/BBB+
COD	[3]			1Q 2014
Contract years left	[4]			26 years
ATN2 [Member]
Nature of the business [Abstract]
Type				Transmission line
Ownership				100.00%
Location				Peru
Currency	[1]			USD
Capacity (gross)				81 miles
Counterparty credit ratings	[2]			Not rated
COD	[3]			2Q 2015
Contract years left	[4]			15 years
Quadra 1 [Member]
Nature of the business [Abstract]
Type				Transmission line
Ownership				100.00%
Location				Chile
Currency	[1]			USD
Capacity (gross)				49 miles
Counterparty credit ratings	[2]			Not rated
COD	[3]			2Q 2014
Contract years left	[4]			17 years
Quadra 2 [Member]
Nature of the business [Abstract]
Type				Transmission line
Ownership				100.00%
Location				Chile
Currency	[1]			USD
Capacity (gross)				32 miles
Counterparty credit ratings	[2]			Not rated
COD	[3]			1Q 2014
Contract years left	[4]			17 years
Palmucho [Member]
Nature of the business [Abstract]
Type				Transmission line
Ownership				100.00%
Location				Chile
Currency	[1]			USD
Capacity (gross)				6 miles
Counterparty credit ratings	[2]			BBB+/Baa2/BBB+
COD	[3]			4Q 2007
Contract years left	[4]			20 years
Skikda [Member]
Nature of the business [Abstract]
Type				Water
Ownership	[5]			34.20%
Location				Algeria
Currency	[1]			USD
Capacity (gross)				3.5 M ft3/day
Counterparty credit ratings	[2]			Not rated
COD	[3]			1Q 2009
Contract years left	[4]			16 years
Skikda [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests				49.00%
Skikda [Member] | Valoriza Agua, S.L. [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests				16.83%
Honaine [Member]
Nature of the business [Abstract]
Type				Water
Ownership	[6]			25.50%
Location				Algeria
Currency	[1]			USD
Capacity (gross)				7 M ft3/day
Counterparty credit ratings	[2]			Not rated
COD	[3]			3Q 2012
Contract years left	[4]			20 years
Honaine [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests				49.00%
Honaine [Member] | Valoriza Agua, S.L. [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests				25.50%
PS10/PS20 [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership				100.00%
Location				Spain
Currency	[1]			Euro
Capacity (gross)				31 MW
Counterparty credit ratings	[2]			BBB+/Baa2/A-
COD	[3]			1Q 2007 & 2Q 2009
PS10 [Member]
Nature of the business [Abstract]
Contract years left	[4]			14 years
PS20 [Member]
Nature of the business [Abstract]
Contract years left	[4]			16 years
Solana [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership				100.00%
Ownership interest type	[7]			Class B
Location				Arizona (USA)
Currency	[1]			USD
Capacity (gross)				280 MW
Counterparty credit ratings	[2]			A-/A3/A-
COD	[3]			4Q 2013
Contract years left	[4]			26 years
Solana [Member] | Liberty Interactive Corporation [Member]
Nature of the business [Abstract]
Class A membership investment			$ 300,000
Percentage of dividends and taxable loss once certain conditions met			22.60%
Solana [Member] | Liberty Interactive Corporation [Member] | Bottom of Range [Member]
Nature of the business [Abstract]
Percentage of dividends and taxable loss received			54.06%
Solana [Member] | Liberty Interactive Corporation [Member] | Top of Range [Member]
Nature of the business [Abstract]
Percentage of dividends and taxable loss received			61.20%
Mojave [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership				100.00%
Location				California (USA)
Currency	[1]			USD
Capacity (gross)				280 MW
Counterparty credit ratings	[2]			A-/A3/A-
COD	[3]			4Q 2014
Contract years left	[4]			22 years
Solaben 2 & 3 [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership	[8]			70.00%
Location				Spain
Currency	[1]			Euro
Capacity (gross)				2x50 MW
Counterparty credit ratings	[2]			BBB+/Baa2/A-
COD	[3]			3Q 2012 & 2Q 2012
Solaben 2 & 3 [Member] | Itochu Corporation [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests				30.00%
Solaben 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]			20 years
Solaben 3 [Member]
Nature of the business [Abstract]
Contract years left	[4]			19 years
Solacor 1 & 2 [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership	[9]			87.00%
Location				Spain
Currency	[1]			Euro
Capacity (gross)				2x50 MW
Counterparty credit ratings	[2]			BBB+/Baa2/A-
COD	[3]			1Q 2012 & 1Q 2012
Contract years left	[4]			19 years
Solacor 1 & 2 [Member] | JGC [Member]
Nature of the business [Abstract]
Ownership		13.00%			13.00%
Percentage of non-controlling interests				13.00%
Helioenergy 1 & 2 [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership				100.00%
Location				Spain
Currency	[1]			Euro
Capacity (gross)				2x50 MW
Counterparty credit ratings	[2]			BBB+/Baa2/A-
COD	[3]			3Q 2011 & 4Q 2011
Contract years left	[4]			19 years
Helios 1 & 2 [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership				100.00%
Location				Spain
Currency	[1]			Euro
Capacity (gross)				2x50 MW
Counterparty credit ratings	[2]			BBB+/Baa2/A-
COD	[3]			3Q 2012 & 3Q 2012
Contract years left	[4]			20 years
Solnova 1, 3 & 4 [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership				100.00%
Location				Spain
Currency	[1]			Euro
Capacity (gross)				3x50 MW
Counterparty credit ratings	[2]			BBB+/Baa2/A-
COD	[3]			2Q 2010 & 2Q 2010 & 3Q 2010
Solnova 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]			17 years
Solnova 3 [Member]
Nature of the business [Abstract]
Contract years left	[4]			17 years
Solnova 4 [Member]
Nature of the business [Abstract]
Contract years left	[4]			18 years
Solaben 1 & 6 [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership				100.00%
Location				Spain
Currency	[1]			Euro
Capacity (gross)				2x50 MW
Counterparty credit ratings	[2]			BBB+/Baa2/A-
COD	[3]			3Q 2013
Contract years left	[4]			21 years
Kaxu [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership	[10]			51.00%
Location				South Africa
Currency	[1]			Rand
Capacity (gross)				100 MW
Counterparty credit ratings	[2],[11]			BB/Baa3/BB+
COD	[3]			1Q 2015
Contract years left	[4]			17 years
Kaxu [Member] | IDC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests				29.00%
Kaxu [Member] | Kaxu Community Trust [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests				20.00%
Palmatir [Member]
Nature of the business [Abstract]
Type				Renewable (Wind)
Ownership				100.00%
Location				Uruguay
Currency	[1]			USD
Capacity (gross)				50 MW
Counterparty credit ratings	[2],[12]			BBB/Baa2/BBB-
COD	[3]			2Q 2014
Contract years left	[4]			16 years
Cadonal [Member]
Nature of the business [Abstract]
Type				Renewable (Wind)
Ownership				100.00%
Location				Uruguay
Currency	[1]			USD
Capacity (gross)				50 MW
Counterparty credit ratings	[2],[12]			BBB/Baa2/BBB-
COD	[3]			4Q 2014
Contract years left	[4]			17 years
Seville PV [Member]
Nature of the business [Abstract]
Type				Renewable (Solar)
Ownership	[13]			80.00%
Location				Spain
Currency	[1]			Euro
Capacity (gross)				1 MW
Counterparty credit ratings	[2]			BBB+/Baa2/A-
COD	[3]			3Q 2006
Contract years left	[4]			18 years
Seville PV [Member] | Idae [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests				20.00%

[1]	Certain contracts denominated in U.S. dollars are payable in local currency.
[2]	Reflects the counterparty's credit ratings issued by Standard & Poor's Ratings Services, or S&P, Moody's Investors Service Inc., or Moody's, and Fitch Ratings Ltd, or Fitch.
[3]	Commercial Operation Date ("COD").
[4]	As of December 31, 2017.
[5]	Algerian Energy Company, SPA owns 49% of Skikda and Valoriza Agua, S.L. owns the remaining 16.83%.
[6]	Algerian Energy Company, SPA owns 49% of Honaine and Valoriza Agua, S.L. owns the remaining 25.5%.
[7]	On September 30, 2013, Liberty Interactive Corporation invested $300,000 thousand in Class A membership interests in exchange for a share of the dividends and taxable loss generated by Solana. As a result of the agreement, Liberty Interactive Corporation will receive between 54.06% and 61.20% of both dividends and taxable loss generated during a period of approximately five years; such percentage will decrease to 22.60% thereafter.
[8]	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.
[9]	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.
[10]	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
[11]	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.
[12]	Refers to the credit rating of Uruguay, as UTE (Administracion Nacional de Usinas y Transmisoras Electricas) is unrated.
[13]	Instituto para la Diversificacion y Ahorro de la Energia ("Idae"), a Spanish state owned company, holds 20% of the shares in Seville PV.